Summary of Significant Accounting Policies (Summary Of Impact of new accounting policy on allowance for credit loss) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Allowance for credit losses:
Accounts receivable, net		$ 87,521	$ 122,698	$ 126,081
Accounts receivable and financing receivables, net classified as assets held for sale	[1]		131,362
Total assets		2,822,121	2,685,208	2,691,864
Shareholders' equity:
Accumulated deficit		$ (634,592)	$ (550,793)	(544,137)
Accounting Standards Update 2016-13 [Member]
Allowance for credit losses:
Accounts receivable, net				(3,383)
Accounts receivable and financing receivables, net classified as assets held for sale	[1]			(3,273)
Total assets				(6,656)
Shareholders' equity:
Accumulated deficit				(6,656)
Previously Reported [Member]
Allowance for credit losses:
Accounts receivable, net				126,081
Accounts receivable and financing receivables, net classified as assets held for sale	[1]			134,635
Total assets				2,691,864
Shareholders' equity:
Accumulated deficit				$ (544,137)

[1]	Of the total adjustment of $3.3 million, $2.5 million was related to financing receivables.